Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000159357 | Taiwan Semiconductor Manufacturing Co. Ltd.-USA-6889106
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000159357 | Samsung Electronics Co. Ltd.-USA-6771720
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159357 | Reliance Industries, Ltd.-USA-6099626
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159357 | ICICI Bank Ltd.-USA-45104G104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159357 | HDFC Bank Ltd.-USA-40415F101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000159357 | Infosys Ltd.-USA-456788108
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000159357 | International Holding Co. PJSC-USA-B1K9VV1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159357 | Hon Hai Precision Industry Co. Ltd.-USA-6438564
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000159357 | SK Hynix, Inc.-USA-6450267
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159357 | Al Rajhi Bank-USA-B12LZH9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000159357 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000159357 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000159357 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000159357 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000159357 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000159357 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000159357 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000159357 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000159357 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000159357 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000159357 | Financials
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000159357 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000159357 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000159357 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000159357 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000159357 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000159357 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000159357 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000159357 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000159357 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000159357 | India
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000159357 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000101379 | Trent Ltd.-USA-BDDRN32
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000101379 | Zomato Ltd.-USA-BL6P210
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000101379 | Mahindra & Mahindra Ltd.-USA-6100186
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000101379 | Bajaj Auto Ltd.-USA-B2QKXW0
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000101379 | ITC Ltd.-USA-B0JGGP5
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000101379 | Hindustan Unilever Ltd.-USA-6261674
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000101379 | Maruti Suzuki India Ltd.-USA-6633712
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000101379 | Nestle India Ltd.-USA-BQB8GH3
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000101379 | Titan Co. Ltd.-USA-6139340
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000101379 | Tata Consumer Products Ltd.-USA-6121488
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000101379 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000101379 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000101379 | India
Holdings [Line Items]
Percent of Net Asset Value	105.40%
C000101379 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000088095 | Taiwan Semiconductor Manufacturing Co. Ltd.-USA-6889106
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000088095 | Samsung Electronics Co. Ltd.-USA-6771720
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000088095 | Reliance Industries, Ltd.-USA-6099626
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088095 | SK Hynix, Inc.-USA-6450267
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088095 | Alibaba Group Holding Ltd.-USA-BK6YZP5
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000088095 | Kweichow Moutai Co. Ltd.-USA-BP3R2F1
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000088095 | HDFC Bank Ltd.-USA-BK1N461
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088095 | Meituan-USA-BGJW376
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088095 | ICICI Bank Ltd.-USA-BSZ2BY7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088095 | China Construction Bank Corp.-USA-B0LMTQ3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000088095 | Country_Other
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000088095 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088095 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000088095 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000088095 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C000088095 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000088095 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000088095 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000088095 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000088095 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000088095 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000088095 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C000088095 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000088095 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088095 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000088095 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000088095 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000088095 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000088095 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000088095 | India
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000088095 | Taiwan
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000088095 | China
Holdings [Line Items]
Percent of Net Asset Value	25.40%